File No. 33-41078
                                                                   811-06325

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         Pre-Effective Amendment No.                                   [_]

         Post-Effective Amendment No. 12                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         Amendment No. 12                                              [X]

                        (Check appropriate box or boxes.)

                       PEOPLES S&P MIDCAP INDEX FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


         c/o The Dreyfus Corporation
         200 Park Avenue, New York, New York           10166
        (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         ____     immediately upon filing pursuant to paragraph (b)

         ____     on     (DATE)      pursuant to paragraph (b)

         _X__     60 days after filing pursuant to paragraph (a)(1)

         ____     on     (DATE)       pursuant to paragraph (a)(1)

         ____     75 days after filing pursuant to paragraph (a)(2)

         ____     on     (DATE)      pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  this post-effective amendment designates a new effective date
         ____     for a previously filed post-effective amendment.

Dreyfus Index Funds

Investing to match the performance of select stock market benchmarks and indexes

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

                                THE FUNDS
         ------------------------------------------------------

                             1  Introduction

                             2  Dreyfus S&P 500 Index Fund

                             6  Dreyfus MidCap Index Fund

                            10  Dreyfus Small Cap Stock Index Fund

                            14  Dreyfus International Stock Index Fund

                            18  Management

                            20  Financial Highlights

                              YOUR INVESTMENT
       -----------------------------------------------------------

                            24  Account Policies

                            27  Distributions and Taxes

                            28  Services for Fund Investors

                            30  Instructions for Regular Accounts

                            32  Instructions for IRAs

                              FOR MORE INFORMATION
       --------------------------------------------------------------

                                Back Cover

Each fund's investment approach, risks, performance, expenses and related information

Information for managing your fund account

Where to learn more about these and other Dreyfus funds

The Funds

Dreyfus S&P 500 Index Fund Dreyfus MidCap Index Fund

Dreyfus Small Cap Stock Index Fund Dreyfus International Stock Index Fund

The Dreyfus Index Funds invest in various types of stocks using an indexing approach. Each fund seeks to match the performance of a different stock market index, as described on the following pages.

In managing their portfolios, the funds do not rely on the professional judgment of a portfolio manager for decisions about asset allocation or securities selection, as do actively managed funds. Instead, each fund looks to its respective index in determining which securities to hold, and in what proportion.

Indexing has the potential to eliminate some of the risks of active management, and to increase an investor's after-tax performance. At the same time, indexing also means that a fund does not have the option of changing its strategy, even at times when it may appear advantageous to do so.

INFORMATION ON EACH FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Introduction

Dreyfus S&P 500 Index Fund

                              -------------------

Ticker Symbol:
PEOPX

GOAL/APPROACH

The portfolio seeks to match the performance of the Standard & Poor's 500((reg.tm)) Composite Stock Price Index. To pursue this goal, the fund generally is fully invested in stocks included in the index, and in futures whose performance is tied to the index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500((reg.tm)) in proportion to their weighting in the index. The S&P 500((reg.tm)) is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use options and futures as a substitute for the sale or purchase of securities.

Concepts to understand

INDEX FUNDS: mutual funds that are designed to meet the performance of an underlying benchmark index.

To replicate index performance, the manager uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Concepts to understand

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," "Standard & Poor's 500" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Dreyfus S&P 500 Index Fund

PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the S&P 500 Index, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                  Q0'00               +0.00%

WORST QUARTER:                 Q0'00               -0.00%

--------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                    Inception
                                            1 Year     5 Years      (1/2/90)

                               ------------------------------------------------
      FUND                                 00.00%      00.00%        00.00%

      S&P 500 INDEX                        00.00%      00.00%        00.00%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/89 IS USED AS THE BEGINNING VALUE ON 1/2/90.

What this fund is --
and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.

--------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee
0.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN SIX MONTHS

--------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees
0.00%

Shareholder services fee
0.00%

Other expenses
0.00%

-------------------------------------------------------

TOTAL
0.00%

--------------------------------------------------------

Expense example

  1 Year                 3 Years         5 Years           10 Years
--------------------------------------------------------------------
  $000                    $000            $000              $0,000

               This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended Month xx, 19xx, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.xx%, reducing total expenses from x.xx% to x.xx%. This waiver was voluntary and is no longer in effect.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

Dreyfus S&P 500 Index Fund

Dreyfus MidCap Index Fund

-------------------

Ticker Symbol: PESPX

GOAL/APPROACH

The portfolio seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the fund generally is fully invested in stocks included in the index, and in futures whose performance is tied to the index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 400 stocks in the S&P 400((reg.tm)) in proportion to their weighting in the index. The S&P 400 index is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging between $50 million and $10 billion. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use options and futures as a substitute for the sale or purchase of securities.

Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and carry additional risks because their earnings tend to be less predictable and their stocks less liquid and more volatile.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Concepts to understand

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," "Standard & Poor's 400" and "S&P 400" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Dreyfus MidCap Index Fund

DREYFUS MIDCAP INDEX FUND
(CONTINUED)

PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the S&P MidCap 400, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                          Q0'00       +0.00%
WORST QUARTER:                         Q0'00       -0.00%
--------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                      Inception
                              1 Year               5 Years            (6/19/91)
                     ----------------------------------------------------------
FUND                          00.00%               00.00%              00.00%
S&P MIDCAP 400 INDEX          00.00%               00.00%              00.00%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 6/30/91
IS USED AS THE BEGINNING VALUE ON 6/19/91.

What this fund is --
and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.

           --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee
0.00%

CHARGED ONLY WHEN SELLING SHARES YOU
HAVE OWNED FOR LESS THAN SIX MONTHS
------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees
0.00%

Shareholder services fee
0.00%

Other expenses
0.00%
------------------------------------
TOTAL
0.00%
------------------------------------

Expense example

          1 Year                 3 Years            5 Years        10 Years
         -------------------------------------------------------------------
          $000                    $000               $000           $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended Month xx, 19xx, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.xx%, reducing total expenses from x.xx% to x.xx%. This waiver was voluntary and is no longer in effect.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

Dreyfus MidCap Index Fund

Dreyfus Small Cap Stock Index Fund
---------------------

Ticker Symbol: XXXXXX

GOAL/APPROACH

The portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, it will invest in a representative sample of stocks included in the S&P 600 index, and in futures whose performance is tied to the index, rather than attempt to replicate the index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's portfolio is selected by a "sampling" process based on market capitalization, industry representation and other means. The fund expects to invest in approximately 500 or more of the stocks in the index. However, at times, the fund may be fully invested in all the stocks that comprise the S&P
600. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The S&P 600 index is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use options and futures as a substitute for the sale or purchase of securities.

Concepts to understand

SMALL-CAPITALIZATION COMPANIES: new and often entrepreneurial companies. Small-cap companies tend to grow faster than larger-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and fail more often. The fund generally invests in companies having market capitalizations from $100 million to $2 billion.

SAMPLING: a statistical process used to select stocks so that the portfolio has investment characteristics that closely approximate those of the index.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of funds emphasizing other types of stocks (such as large-cap or international stocks).

Compared to larger, more established companies, small companies are subject to more erratic market movements and carry additional risks because their earnings tend to be less predictable and their stocks less liquid and more volatile.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Concepts to understand

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," "Standard & Poor's 600" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Dreyfus Small Cap Stock Index Fund

DREYFUS SMALL CAP STOCK INDEX FUND
(CONTINUED)

PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the S&P SmallCap 600, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                    Q0'00              +0.00%
WORST QUARTER:                   Q0'00              -0.00%

--------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                             Inception
                                            1 Year           (6/30/97)
                                   ------------------------------------------

FUND                                        00.00%             00.00%

S&P SMALLCAP 600 INDEX                      00.00%             00.00%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE BEGINNING VALUE ON 6/30/97.

What this fund is --
and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.

--------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee
0.00%

CHARGED ONLY WHEN SELLING SHARES YOU
HAVE OWNED FOR LESS THAN SIX MONTHS

-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees
0.00%

Shareholder services fee
0.00%

Other expenses
0.00%

-------------------------------------------------------

TOTAL 0.00%
--------------------------------------------------------

Expense example

    1 Year               3 Years             5 Years             10 Years
   ---------------------------------------------------------------------------
     $000                 $000                $000                $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended Month xx, 19xx, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.xx%, reducing total expenses from x.xx% to x.xx%. This waiver was voluntary and is no longer in effect.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

Dreyfus Small Cap Stock Index Fund

Dreyfus International Stock Index Fund
---------------------

Ticker Symbol: XXXXXX

GOAL/APPROACH

The portfolio seeks to match the performance of the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index((reg.tm)) (EAFE index). To pursue this goal, it will invest in a representative sample of stocks included in the S&P 600 index, and in futures whose performance is tied to the index, rather than attempt to replicate the index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's portfolio is selected by a "sampling" process based on country, market capitalization, industry weightings and other benchmark characteristics. The fund expects to invest in approximately 550 or more of the stocks in the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The EAFE index is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the U.S. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. Because of this weighting, as of October 31, 1998, approximately 50% of the index was composed of Japanese securities. The fund may also use options and futures as a substitute for the sale or purchase of securities.

Concepts to understand
FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting foreign companies. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

Other potential risks

The fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Dreyfus International Stock Index Fund

DREYFUS INTERNATIONAL STOCK INDEX FUND
(CONTINUED)

PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index((reg.tm)) (EAFE), a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                       Q0'00             +0.00%
WORST QUARTER:                      Q0'00             -0.00%

--------------------------------------------------------

Average annual total return AS OF 12/31/98


                                                       Inception
                                      1 Year           (6/30/97)
                            ---------------------------------------------
      FUND                            00.00%            00.00%
      MORGAN STANLEY EAFE INDEX       00.00%            00.00%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE BEGINNING VALUE ON 6/30/97.

What this fund is --
and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.

--------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee
0.00%

CHARGED ONLY WHEN SELLING SHARES YOU HAVE OWNED FOR LESS THAN SIX MONTHS

--------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees
0.00%

Shareholder services fee
0.00%

Other expenses
0.00%

-------------------------------------------------------
TOTAL 0.00%
--------------------------------------------------------

Expense example

               1 Year             3 Years         5 Years         10 Years
            ----------------------------------------------------------------
               $000                $000            $000            $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended Month xx, 19xx, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.xx%, reducing total expenses from x.xx% to x.xx%. This waiver was voluntary and is no longer in effect.

SHAREHOLDER SERVICES FEE: a fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

Dreyfus International Stock Index Fund


MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity and offers the potential for measuring performance and volatility in consistent ways.

Dreyfus manages each fund by making investment decisions based on the fund's investment objectives, policies and restrictions in order to match the performance of its respective index.

Management

FINANCIAL HIGHLIGHTS

Dreyfus S&P 500 Index Fund

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by _______________, whose report, along with the fund's financial statements, is included in the annual report.

                                                 YEAR ENDED OCTOBER 31,
                                           1998    1997    1996    1995    1994
-------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period              22.06   18.38   16.41   16.88

Investment operations:

  Investment income -- net                         .34      .33     .36     .39

  Net realized and unrealized
  gain (loss) on investments                      6.37     3.89    3.36     .11

Total from investment operations                  6.71     4.22    3.72     .50

Distributions:
  Dividends from investment
  income -- net                                  (.38)   (.32)   (.42)    (.31)

  Dividends from net realized
  gain on investments                            (.66)   (.22)  (1.33)    (.66)

Total distributions                             (1.04)   (.54)  (1.75)    (.97)

Net asset value, end of period                   27.73   22.06   18.38    16.41

Total return (%)                                 31.46   23.41   25.68     3.14
-------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
 net assets (%)                                    .50     .57     .55      .61

Ratio of net investment income
to average net assets (%)                         1.52    1.90    2.75     2.26

Decrease reflected in above expense
ratios due to actions by WFNIA and
Dreyfus (%)                                        .05     --      --       .03

Portfolio turnover rate (%)                       2.26    5.22    3.66    18.81
-------------------------------------------------------------------------------

Net assets, end of
period ($ x 1,000)                           1,279,451 591,631 336,147  245,202

FINANCIAL HIGHLIGHTS

Dreyfus MidCap Index Fund

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by _______________, whose report, along with the fund's financial statements, is included in the annual report.

                                          YEAR ENDED OCTOBER 31,
                                         1998    1997    1996     1995     1994
-------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning
of period                                        21.32   19.40   17.14    17.63

Investment operations:

  Investment income -- net                         .25     .28     .29      .26

  Net realized and unrealized
  gain (loss) on investments                      6.25    2.81    3.00      .08

Total from investment operations                  6.50    3.09    3.29      .34

Distributions:

  Dividends from investment
      income -- net                              (.27)   (.30)   (.28)    (.27)

  Dividends from net realized
  gain on investments                           (1.00)   (.87)    (.75)   (.56)

Total distributions                             (1.27)  (1.17)   (1.03)   (.83)

Net asset value, end of period                   26.55   21.32    19.40   17.14

Total return (%)                                 32.02   16.65    20.78    1.89
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
net assets (%)                                     .50     .50     .50      .40

Ratio of net investment income to
average net assets (%)                            1.07    1.49    1.80     1.68

Decrease reflected in above expense
ratios due to actions by Dreyfus (%)               .09     .17     .35      .43

Portfolio turnover rate (%)                      20.15   14.66   20.46    19.81

-------------------------------------------------------------------------------
Net assets, end of period
($ x 1,000)                                    221,017 170,987 122,982   75,404

Financial Highlights

FINANCIAL HIGHLIGHTS

Dreyfus Small Cap Stock Index Fund

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by _______________, whose report, along with the fund's financial statements, is included in the annual report.

                                                         YEAR ENDED OCTOBER 31,
                                                               1998     1997(1)
------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                    12.50

Investment operations:

 Investment income -- net                                                 .02

 Net realized and unrealized gain
 (loss) on investments                                                   1.38

Total from investment operations                                         1.40

Distributions:

  Dividends from investment income -- net                                 --

  Dividends from net realized gain on
  investments                                                             --

Total distributions                                                       --

Net asset value, end of period                                          13.90

Total return (%)(2)                                                     11.20(3)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                               .17(3)

Ratio of net investment income to average net assets (%)                  .13(3)

Portfolio turnover rate (%)                                             10.59(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                     18,081

(1) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(2)  EXCLUSIVE OF REDEMPTION FEE.

(3)  NOT ANNUALIZED.

FINANCIAL HIGHLIGHTS

Dreyfus International Stock Index Fund

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by _______________, whose report, along with the fund's financial statements, is included in the annual report.

                                                      YEAR ENDED OCTOBER 31,
                                                      1998         1997(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                               12.50

Investment operations:

   Investment income -- net                                          .07

   Net realized and unrealized gain (loss)
   on investments                                                  (1.30)

Total from investment operations                                   (1.23)

Distributions:

  Dividends from investment income --
  net                                                                --

Net asset value, end of period                                     11.27

Total return (%)(2)                                                (9.84)(3)
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                          .20(3)

Ratio of net investment income to average net assets (%)             .62(3)

Portfolio turnover rate (%)                                          .16(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                 9,246

(1)  FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(2)  EXCLUSIVE OF REDEMPTION FEE.

(3)  NOT ANNUALIZED.

Financial Highlights

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in these funds. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Each fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

--------------------------------------------------------

Minimum investments

                                        Initial          Additional
                       --------------------------------------------------------

REGULAR ACCOUNTS                        $2,500             $100

TRADITIONAL IRAS                          $750             NO MINIMUM

SPOUSAL IRAS                              $750             NO MINIMUM

ROTH IRAS                                 $750             NO MINIMUM

DREYFUS AUTOMATIC                         $100             $100
 INVESTMENT PLANS
                      All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

EDUCATION IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT DREYFUS OR YOUR TAX PROFESSIONAL.

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that:

o if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days

o if you are selling shares you have owned for less than six months, the fund may deduct a 1% redemption fee (not charged on shares acquired through dividend reinvestment)

--------------------------------------------------------

Limitations on selling shares by phone

Proceeds sent by                    Minimum          Maximum
                         ------------------------------------------------------

CHECK                              NO MINIMUM       $150,000 PER DAY
WIRE                               $1,000           $250,000 FOR JOINT ACCOUNTS
                                                    EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

o refuse any purchase request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading

o   refuse any purchase request in excess of 1% of the fund's total assets

o   change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in your fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

--------------------------------------------------------

Taxability of distributions

Type of                             Tax rate for              Tax rate for

distribution                         15% bracket           28% bracket or above
                       --------------------------------------------------------

INCOME                                ORDINARY                ORDINARY
DIVIDENDS                             INCOME RATE             INCOME RATE

SHORT-TERM                            ORDINARY                ORDINARY
CAPITAL GAINS                         INCOME RATE             INCOME RATE

LONG-TERM
CAPITAL GAINS                             10%                     20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

Your Investment

SERVICES FOR FUND INVESTORS

Dreyfus Automatic Asset Builder((reg.tm))

BUYING SHARES is easy by making automatic investments from a designated bank account. You can set up this service with your application or by calling 1-800-645-6561.

The Dreyfus Touch((reg.tm))

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Dreyfus Financial Centers

THROUGH A NATIONWIDE NETWORK OF DREYFUS FINANCIAL CENTERS, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

OUR EXPERIENCED FINANCIAL CONSULTANTS can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Retirement plans

DREYFUS OFFERS A VARIETY OF RETIREMENT PLANS, including traditional, Roth and Education IRAs. Here's where you call for information:

o  for traditional, rollover, Roth and Education IRAs, call
   1-800-645-6561

o  for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
   1-800-358-0910

Account statements

EVERY DREYFUS INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

In Writing

Complete the application.

Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387,
   Providence, RI 02940-9387

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105

By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * Dreyfus S&P 500 Index Fund
     DDA# 8900119527

     Dreyfus MidCap Index Fund
     DDA# 8900052732

     Dreyfus Small Cap Stock Index Fund
     DDA# 8900336625

     Dreyfus International Stock Index Fund
     DDA# 8900336633

   * your Social Security or tax ID number

   * name(s) of investor(s)

Call us to obtain an account number. Return your application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * Dreyfus S&P 500 Index Fund
     DDA# 8900119527

     Dreyfus MidCap Index Fund
     DDA# 8900052732

     Dreyfus Small Cap Stock Index Fund
     DDA# 8900336625

     Dreyfus International Stock Index Fund
     DDA# 8900336633

     * your account number

     * name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018

Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name(s) and signature(s)
   * your account number
   * the fund name
   * the dollar amount you want to sell
   * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
   The Dreyfus Family of Funds
   P.O. Box 9671,
   Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

To reach Dreyfus, call toll free in the U.S. 1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

   THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:

   The Dreyfus Trust Company, Custodian
   P.O. Box 6427,
   Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * Dreyfus S&P 500 Index Fund
     DDA# 8900119527

     Dreyfus MidCap Index Fund
     DDA# 8900052732

     Dreyfus Small Cap Stock Index Fund
     DDA# 8900336625

     Dreyfus International Stock Index Fund
     DDA# 8900336633

   * your account number

   * name of investor

   * the contribution year

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number and add ABA# 021000018


Automatically

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name and signature
   * your account number
   * the fund name
   * the dollar amount you want to sell
   * how and where to send the proceeds
   * whether the distribution is qualified or premature
   * whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).

To reach Dreyfus, call toll free in the U.S. 1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

   THE DREYFUS TRUST CO., CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

For More Information

                 Dreyfus S&P 500 Index Fund Dreyfus Small Cap Stock Index Fund Dreyfus International Stock Index Fund

                         -----------------------------

                        SEC file number: 811-5883
                        Dreyfus MidCap Index Fund
                         -----------------------------

                        SEC file number: 811-6325

More information on these funds is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes a fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to:
   The Dreyfus Family of Funds
   144 Glenn Curtiss Boulevard
   Uniondale, NY 11556-0144

BY E-MAIL Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

SEC

http://www.sec.gov

DREYFUS

http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
INDXP0399

                               DREYFUS INDEX FUNDS
                           DREYFUS S&P 500 INDEX FUND
                            DREYFUS MIDCAP INDEX FUND
                       DREYFUS SMALL CAP STOCK INDEX FUND
                     DREYFUS INTERNATIONAL STOCK INDEX FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1999

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of the funds named above (each, a "Fund" and, collectively, the "Funds"), dated March 1, 1999, as it may be revised from time to time. Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund are series of Dreyfus Index Funds, Inc. (the "Company"), an open-end management investment company, and Dreyfus MidCap Index Fund is a separate open-end, management investment company. To obtain a copy of the Funds' Prospectus, please write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


                  Call Toll Free 1-800-645-6561
                  In New York City -- Call 1-718-895-1206
                  Outside the U.S. -- Call 516-794-5452


          The most recent Annual Report and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

          EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO WITH OPERATIONS AND RESULTS THAT ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR YOUR CONVENIENCE TO PROVIDE YOU WITH THE OPPORTUNITY TO CONSIDER FOUR INVESTMENT CHOICES IN ONE DOCUMENT.

                                TABLE OF CONTENTS
                                                                  PAGE


Description of the Funds............................................B-3
Management of the Funds.............................................B-13
Management Arrangements.............................................B-18
How to Buy Shares...................................................B-22
Shareholder Services Plan...........................................B-23
How to Redeem Shares................................................B-23
Shareholder Services................................................B-25
Determination of Net Asset Value....................................B-26
Dividends, Distributions and Taxes..................................B-27
Portfolio Transactions..............................................B-29
Performance Information.............................................B-29
Information About the Funds.........................................B-30
Counsel and Independent Auditors....................................B-32
Appendix ...........................................................B-33

                            DESCRIPTION OF THE FUNDS


          The Company, comprised of Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund, is a Maryland corporation formed on October 6, 1989. Dreyfus MidCap Index Fund is a Maryland corporation formed on June 6, 1991. Each Fund is an open-end management investment company, known as a mutual fund.

          The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

          Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Funds' Prospectus. When a Fund has cash reserves, the Fund may invest in the securities described below.

          U.S. GOVERNMENT SECURITIES. (All Funds) Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations from the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support for such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

          REPURCHASE AGREEMENTS. (All Funds) In a repurchase agreement, a Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Funds' custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund that enters into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

          BANK OBLIGATIONS. (All Funds) A Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.


          Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

          Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instruments upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


          COMMERCIAL PAPER. (All Funds) Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or at least AA- by S&P, or (c) if unrated, determined by the Manager to be of comparable quality to those rated obligations which may be purchased by the Fund.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the Funds' Prospectus.

          GENERAL. Each Fund is managed by determining which stocks are to be purchased or sold to match, to the extent feasible, the investment characteristics of its respective benchmark Index. Each Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Fund's Index, in both rising and falling markets, of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gain distributions, increases or decreases in exact proportion to changes in its Index. Each Fund's ability to correlate its performance with that of its Index, however, may be affected by, among other things, changes in securities markets, the manner in which the total return of the Fund's benchmark Index is calculated, the size of the Fund's portfolio, the amount of cash or cash equivalents held in the Fund's portfolio, and the timing, frequency and size of shareholder purchases and redemptions. Each Fund will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the Fund's benchmark Index. Inclusion of a security in an Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment. In the future, subject to the approval of the relevant Fund's shareholders, a Fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities such Fund seeks to match. None of the Funds is sponsored, endorsed, sold or promoted by the sponsor of its respective Index.

          Dreyfus Small Cap Stock Index Fund may not, and Dreyfus International Stock Index Fund will not, hold all of the issues that comprise their respective Index because of the costs involved and the illiquidity of certain of the securities which comprise such Index. Instead, each of these Funds will attempt to hold a representative sample of the securities in its respective Index so that, in the aggregate, the investment characteristics of the Fund's portfolio resemble those of its Index. The stocks to be included in each of these Funds' portfolio will be selected using a statistical process known as "sampling." This process will be used to select stocks so that the market capitalizations, industry weightings, dividend yield, beta and, with respect to Dreyfus International Stock Index Fund only, country weightings closely approximate those of the relevant Index. The sampling techniques utilized by Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund are expected to be an effective means of substantially duplicating the investment performance of the respective Index; however, neither of these Funds is expected to track its benchmark Index with the same degree of accuracy that complete replication of such Index would have provided. Over time, the portfolio composition of these Funds will be altered (or "rebalanced") to reflect changes in the composition of the respective Index.

          BORROWING MONEY. (All Funds) Each of Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. Each of Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund currently intends to, and each of Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments.
          LENDING PORTFOLIO SECURITIES. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (30% with respect to Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund) of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          DERIVATIVES. (All Funds) Each Fund may invest in, or enter into, derivatives, such as stock index futures and, with respect to Dreyfus International Stock Index Fund, foreign currency futures contracts, in anticipation of taking a market position when, in the opinion of the Manager, available cash balances do not permit an economically efficient trade in the cash market.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although no Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. Each Fund may invest in futures contracts for hedging purposes without limit. However, no Fund may invest in such contracts for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options.

          Each Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


          Dreyfus International Stock Index Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.


          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting a Fund's ability otherwise to invest those assets.

          FOREIGN CURRENCY TRANSACTIONS. (Dreyfus International Stock Index Fund only) Dreyfus International Stock Index Fund may enter into foreign currency transactions to maintain the approximate currency exposure to the Morgan Stanley Capital International, Europe, Australia, Far East (Free) Index(R) ("EAFE Index").

          Foreign currency transactions may involve, for example, the Fund's purchase of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

INVESTMENT CONSIDERATIONS AND RISKS

          SMALLER COMPANY SECURITIES. (Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund only) Each of these Funds may purchase the securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

          FOREIGN SECURITIES. (Dreyfus International Stock Index Fund and, to a limited extent, Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

          Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Dreyfus International Stock Index Fund seeks to match the investment results of the EAFE Index, a large percentage of which is comprised of Japanese securities. Therefore stocks of Japanese companies will represent a correspondingly large component of Dreyfus International Stock Index Fund's investment assets. Such a large investment in the Japanese stock market may entail a higher degree of risk than with more diversified international portfolios, especially considering that by fundamental measures of corporate valuation, such as its high price-earnings ratios and low dividend yields, the Japanese market as a whole may appear expensive relative to other world stock markets.

          SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


INVESTMENT RESTRICTIONS


          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

          DREYFUS S&P 500 INDEX FUND. The Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 through 14 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus S&P 500 Index Fund may not:


          1. Purchase securities of closed-end investment companies, except (a) in the open market where no commission other than the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total outstanding voting stock of any one closed-end investment company, (ii) 5% of the Fund's net assets with respect to the securities issued by any one closed-end investment company and (iii) 10% of the Fund's net assets in the aggregate, or (b) those received as part of a merger or consolidation. The Fund may not purchase the securities of open-end investment companies other than itself.

          2. Invest in commodities, except that the Fund may invest in futures contracts as described in the Prospectus and Statement of Additional Information.

          3. Purchase, hold or deal in real estate, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.


          4. Borrow money, except from banks (which, if permitted by applicable regulatory authority, may be from Mellon Bank, N.A. or Boston Safe Deposit and Trust Company, affiliates of the Manager) for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Transactions in futures and options do not involve any borrowing for purposes of this restriction.


          5. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.


          6. Lend any funds or other assets except through the purchase of debt securities, bankers' acceptances and commercial paper of corporations and other entities. However, the Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board members.


          7. Act as an underwriter of securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called "restricted securities"). The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

          8. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

          9. Purchase, sell or write puts, calls or combinations thereof.

          10. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Standard & Poor's 500 Composite Stock Price Index also is so concentrated, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


          11. Engage in arbitrage transactions.

          12. Purchase warrants (excluding those acquired by the Fund in units or attached to securities).

          13 Sell securities short, but reserves the right to sell securities short against the box (a transaction in which the Fund enters into a short sale of a security which the Fund owns).

          14. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.


                                      * * *


          DREYFUS MIDCAP INDEX FUND ONLY. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 14 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus MidCap Index Fund may not:


          1. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

          2. Purchase securities of closed-end investment companies except (a) in the open market where no commission other than the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total outstanding voting stock of any one closed-end investment company, (ii) 5% of the Fund's net assets with respect to the securities issued by any one closed-end investment company and (iii) 10% of the Fund's net assets in the aggregate, or (b) those received as part of a merger or consolidation. The Fund may not purchase the securities of open-end investment companies other than itself.

          3. Invest in commodities, except that the Fund may invest in futures contracts as described in the Prospectus and Statement of Additional Information.

          4. Purchase, hold or deal in real estate, real estate investment trust securities, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

          5. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Transactions in futures and options do not involve any borrowing for purposes of this restriction.

          6. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.


          7. Lend any funds or other assets except through the purchase of debt securities, bankers' acceptances and commercial paper of corporations and other entities. However, the Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board members.


          8. Act as an underwriter of securities of other issuers. The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase illiquid securities, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

          9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

          10. Purchase, sell or write puts, calls or combinations thereof.

          11. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Standard & Poor's MidCap 400 Index also is so concentrated, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


          12. Engage in arbitrage transactions.

          13. Purchase warrants (excluding those acquired by the Fund in units or attached to securities).

          14. Sell securities short, but reserves the right to sell securities short against the box (a transaction in which the Fund enters into a short sale of a security which the Fund owns).


                                      * * *


          DREYFUS SMALL CAP STOCK INDEX FUND AND DREYFUS INTERNATIONAL STOCK INDEX FUND. Each of these Funds has adopted investment restrictions numbered 1 through 8 below as fundamental policies, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 11 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Neither of these Funds may:


          1. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.


          3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.


          5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


          6. Invest more than 25% of its assets in the securities of issuers in any single industry (except to the extent the Fund's benchmark Index as described in the Prospectus also is so concentrated), provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 1, 3 and 9 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.


          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.


          11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                                      * * *

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.



                             MANAGEMENT OF THE FUNDS


          Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation..............................Investment Adviser
      Premier Mutual Fund Services, Inc....................Distributor
      Dreyfus Transfer, Inc................................Transfer Agent
      Boston Safe Deposit and Trust Company................Custodian

          Board members and officers, together with information as to their principal business occupations during at least the last five years, are shown below.


BOARD MEMBERS OF THE FUNDS


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway, Inc.), a button packager and distributor, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Mana ger and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.


DAVID P. FELDMAN, BOARD MEMBER. Trustee of Corporate Property Investors, a real estate investment company, and a director of several mutual funds in the 59 Wall Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 58 years old and his address is c/o AT&T One Oak Way, Berkley Heights, New Jersey 07922.

JOHN M. FRASER, JR., BOARD MEMBER. President of Fraser Associates, a service company for planning and arranging corporate meetings and other events. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 76 years old and his address is 133 East 64th Street, New York, New York 10021.

EHUD HOUMINER, BOARD MEMBER. Since July 1991, Professor and
      Executive-in-Residence at the Columbia Business School, Columbia University. Since January 1996, principal of Lear, Yavitz and Associates, a management consulting firm. He was President and Chief Executive Officer of Philip Morris USA, manufacturers of consumer products, from December 1988 to September 1990. He also is a Director of Avnet Inc. He is 57 years old and his address is c/o Columbia Business School, Columbia University, Uris Hall, Room 526, New York, New York 10027.

DAVID J. MAHONEY, BOARD MEMBER. President of David Mahoney Ventures since 1983.
      From 1968 to 1983, he was Chairman and Chief Executive Officer of Norton Simon Inc., a producer of consumer products and services. Mr. Mahoney is also a director of National Health Laboratories Inc., Bionaire Inc. and Good Samaritan Health Systems, Inc. He is 74 years old and his address is 745 Fifth Avenue, Suite 700, New York, New York 10151.

GLORIA MESSINGER, BOARD MEMBER. From 1981 to 1993, Managing Director and Chief
      Executive Officer of ASCAP (American Society of Composers, Authors and Publishers). She is a member of the Board of Directors of the Yale Law School Fund and Theater for a New Audience, Inc., and was secretary of the ASCAP Foundation and served as a Trustee of the Copyright Society of the United States. She is also a member of numerous professional and civic organizations. She is 68 years old and her address is 747 Third Avenue, 11th Floor, New York, New York 10017.

JACK R. MEYER, BOARD MEMBER. President and Chief Executive Officer of Harvard Management Company, an investment management company, since September 1990. For more than five years prior thereto, he was Treasurer and Chief Investment Officer of The Rockefeller Foundation. He is 52 years old and his address is 600 Atlantic Avenue, Boston, Massachusetts 02210.

JOHN SZARKOWSKI, BOARD MEMBER. Director Emeritus of Photography at The Museum of Modern Art. Consultant in Photography. He is 72 years old and his address is Bristol Road, Box 221, East Chatham, New York 12060.

ANNE WEXLER, BOARD MEMBER. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She is also a director of Alumax, Comcast Corporation, The New England Electric System, and Nova Corporation, and a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.


          For so long as the plan described in the section captioned "Shareholder Services Plan" remains in effect with respect to a Fund, the Board members who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.

          Each of the Company and Dreyfus MidCap Index Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company and Dreyfus MidCap Index Fund for the fiscal year ended October 31, 1998, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1998, were as follows:


                                                            Total Compensation
                             Aggregate                      From the Funds and
Name of Board                Compensation From the          Fund Complex
Member                       Funds*                         Paid to Board Member

                                             Dreyfus MidCap
                             Company          Index Fund

Joseph S. DiMartino          $______         $_____            $______ (__)

David P. Feldman             $______         $______           $______ (__)

John M. Fraser, Jr.          $______         $______           $______ (__)

Ehud Houminer                $______         $______           $______ (__)

David J. Mahoney             $______         $______           $______ (__)

Gloria Messinger             $______         $______           $______ (__)

Jack R. Meyer                $______         $______           $______ (__)

John Szarkowski              $______         $______           $______ (__)

Anne Wexler                  $______         $______           $ _____ (__)

----------------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $___ and $____ for all Board members as a group for the Company and Dreyfus MidCap Index Fund, respectively.


OFFICERS OF THE FUNDS


MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive Officer,
       Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, VICE PRESIDENT AND SECRETARY. Senior Vice President and
       General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.

MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
       TREASURER. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 36 years old.

STEPHANIE D. PIERCE, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
       TREASURER. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER. Vice President of the
       Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.

JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
       President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
       President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.

CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
       Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. She is 37 years old.

          The address of each officer is 200 Park Avenue, New York, New York 10166.


          Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on ___________, 1999.

          The following shareholders owned of record 5% or more of the Dreyfus S&P 500 Index Fund's shares outstanding on ___________, 1999: [ (1) Nationwide Qualified Plans VAR A/C c/o IPO CO67, P.O. Box 182029, Columbus, OH 43218-2029 (24.46%); (2) Charles Schwab & Co. Inc. - Reinvest Account-Attention Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 (20.09%); (3) Dreyfus Trust Company TTEE - FDC Incentive Savings Plan - First Data Corp., 1 Cabot Road, Medford, MA 02155-5141 (9.01%) (4) Wachovia Bank NA - TTEE U/A 3/16/59 with Duke Power Co. for Stock Purchase Savings Program, 301 N. Main Street, Winston Salem, NC 27150 (6.77%).]

          The following shareholders owned of record 5% or more of the Dreyfus MidCap Index Fund's shares outstanding on ___________, 1999: [(1) Charles Schwab & Co., Inc. - Reinvest Account - Attention Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 (27.34%); (2) MAC & Co. A/C# CFKF682L002 - Mellon
Bank, NA - Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198 (6.03%).]

          The following shareholder(s) owned of record 5% or more of each of Dreyfus Small Cap Stock Index Fund's and Dreyfus International Stock Index Fund's shares outstanding on ___________, 1999: [MBCIC c/o Mellon Bank - Attention Michael Botsford, 919 N. Market Street, Wilmington, DE 19801-3023 (91.93%) and (97.50%), respectively.]



                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

          The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated November 13, 1995, amended as of June 30, 1997, with the Company and Dreyfus MidCap Index Fund, respectively. As to each Fund, the Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders of Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund at a meeting held on November 3, 1995, and was last approved by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Management Agreement, at a meeting held on ________, 1998. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Board or by vote of the holders of a majority of such Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Andrew S. Wasser, Vice President--Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

          The Manager manages each Fund's portfolio of investments in accordance with the stated policies of such Fund, subject to the approval of the Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by its Board to execute purchases and sales of securities. The primary portfolio manager for Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund is Steven
A. Falci. He has held that position since November 13, 1995 with respect to Dreyfus S&P 500 Index Fund and Dreyfus MidCap Index Fund, and since the inception of Dreyfus Small Cap Stock Index Fund and has been employed by the Manager since June 30, 1997 pursuant to a dual employee agreement between the Manager and Mellon Equity Associates, an affiliate of the Manager. Mr. Falci has been employed by Mellon Equity Associates since April 1994. For more than five years prior thereto, he was a managing director for pension investments at NYNEX. The primary portfolio manager for Dreyfus International Stock Index Fund is Susan Ellison. She has held that position since the inception of the Fund and has been employed by the Manager since August 1996 pursuant to a dual employee agreement between the Manager and Mellon Capital Management Corporation, an affiliate of the Manager. Ms. Ellison has been employed by Mellon Capital Management Corporation since June 1988. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

          The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          All expenses incurred in the operation of the Funds are borne by the Manager, except management fees, taxes, interest, brokerage fees and commissions, if any, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the Fund and to the non-interested Board members, Shareholder Services Plan fees, and any extraordinary expenses.

          As compensation for the Manager's services, the Company has agreed to pay the Manager a monthly fee at the annual rate of .25% of the value of each of Dreyfus S&P 500 Index Fund's and Dreyfus Small Cap Stock Index Fund's average daily net assets and .35% of the value of Dreyfus International Stock Index Fund's average daily net assets, and Dreyfus MidCap Index Fund has agreed to pay Dreyfus a monthly fee at the annual rate of .25% of the value of its average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. With respect to each Fund, the Manager has agreed to reduce its management fee in an amount equal to the Fund's allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the Funds and to the non-interested Board members. For the fiscal year ended October 31, 1998, the management fees paid by Dreyfus S&P 500 Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund amounted to $____________, $_____________, $_____________ and $__________,
respectively.

          Prior to January 1, 1997, the Company had agreed to pay the Manager a monthly management fee at the annual rate of .295% of the value of Dreyfus S&P 500 Index Fund's average daily net assets, and the Manager had agreed to pay Mellon Equity Associates, pursuant to an index management agreement terminated as of June 30, 1997, a monthly index management fee at the annual rate of .095% of the value of Dreyfus S&P 500 Index Fund's average daily net assets. Prior to June 30, 1997, Dreyfus MidCap Index Fund had agreed to pay the Manager a monthly management fee at the annual rate of .395% of the value of the Fund's average daily net assets, and the Manager agreed to pay Mellon Equity Associates, pursuant to an index management agreement terminated as of June 30, 1997, a monthly index management fee at the annual rate of .095% of the value of Dreyfus MidCap Index Fund's average daily net assets. For the period from November 13, 1995 (effective date of each Agreement) through October 31, 1996, and the fiscal year ended October 31, 1997, the management fees paid to the Manager amounted to $1,329,105 and $1,985,430 (after the Manager waived receipt of $429,005), respectively, for Dreyfus S&P 500 Index Fund and $329,970 (after the Manager waived receipt of $252,887) and $494,374 (after the Manager waived receipt of $187,440), respectively, for Dreyfus MidCap Index Fund. For the periods from November 13, 1995 (effective date of each index management agreement) through October 31, 1996, and November 1, 1996 through June 30, 1997 (date of termination of each index management agreement), the index management fees paid to Mellon Equity Associates by the Manager amounted to $428,017 and $313,295, respectively, for Dreyfus S&P 500 Index Fund and $70,139 and $117,950, respectively, for Dreyfus MidCap Index Fund. For the period June 30, 1997 (commencement of operations of Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund) through October 31, 1997, the management fees paid to the Manager amounted to $14,487 for Dreyfus Small Cap Stock Index Fund and $11,776 for Dreyfus International Stock Index Fund.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

          PRIOR AGREEMENTS. From April 4, 1990 to November 13, 1995, Wells Fargo Nikko Investment Advisers ("WFNIA") served as Dreyfus S&P 500 Index Fund's index fund manager. Pursuant to prior index management agreements with WFNIA, Dreyfus S&P 500 Index Fund agreed to pay a monthly fee at the annual rate of .10 of 1% of the value of the Fund's average daily net assets. For the period November 1, 1995 through November 13, 1995 (termination date of the prior index management agreement), the index management fee payable to WFNIA by Dreyfus S&P 500 Index Fund amounted to $11,274.

          Prior to November 13, 1995, the Manager served as the Manager S&P 500 Index Fund's administrator pursuant to an administration agreement with the Company and not as the Company's investment adviser. As compensation for its administrative services, Dreyfus S&P 500 Index Fund agreed to pay the Manager a monthly fee at the annual rate of .20 of 1% of value of Dreyfus S&P 500 Index Fund's average daily net assets. For the period November 1, 1995 through November 13, 1995 (termination date of the administration agreement), the administrative fee payable to the Manager by Dreyfus S&P 500 Index Fund amounted to $22,547.

          From January 3, 1995 to November 13, 1995, World Asset Management ("World") served as Dreyfus MidCap Index Fund's index fund manager; from February 24, 1994 to January 3, 1995, World Asset Management, Inc. ("WAM" Capital Management, Inc. ("Woodbridge" and together with World, the "prior index fund managers") served as Dreyfus MidCap Index Fund's index fund manager. Pursuant to prior index management agreements with the prior index fund managers, Dreyfus MidCap Index Fund agreed to pay a monthly fee at the annual rate of .10 of 1% of the value of the Fund's average daily net assets. For the period November 1, 1995 through November 12, 1995, no index management fee was paid to the prior index fund managers.

          Prior to November 13, 1995, the Manager served as Dreyfus MidCap Index Fund's administrator pursuant to an administration agreement with the Fund and not as the Fund's investment adviser. As compensation for its administrative services, Dreyfus MidCap Index Fund agreed to pay Dreyfus a monthly fee at the annual rate of .30 of 1% of the value of the Fund's average daily net assets. For the period November 1, 1995 through November 12, 1995, no administrative fee was paid to the Manager, pursuant to an undertaking in effect.

          DISTRIBUTOR. Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

          The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Manager pays the Funds' transfer agency fees.

          Boston Safe Deposit and Trust Company (the "Custodian"), One Boston Place, Boston, Massachusetts 02109, acts as custodian of each Fund's investments. Under a custody agreement, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's domestic assets held in custody and receives certain securities transactions charges. The Manager pays the Funds' custody fees.




                                HOW TO BUY SHARES

          GENERAL. Shares of each Fund are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution (collectively, "Service Agents"). Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

          The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in a Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Each Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If an order is received in proper form by the Transfer Agent by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on a given day, Fund shares will be purchased at the net asset value determined as of such close of trading on that day. Otherwise, Fund shares will be purchased at the net asset value determined as of the close of trading on the floor of the New York Stock Exchange on the next business day. To permit each Fund to invest your money as promptly as possible after receipt, thereby maximizing the Fund's ability to track its Index, you are urged to transmit your purchase order in proper form so that it may be received by the Transfer Agent prior to 12:00 noon, New York time, on the day you want your purchase order to be effective. Upon request, proceeds from the redemption of shares of other funds in the Dreyfus Family of Funds by an employee benefit plan will be applied to purchase Fund shares on the date of redemption, if the plan's recordkeeper has entered into an appropriate agency agreement with the Fund and such other funds.

          Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open for business. For purposes of computing net asset value per share, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair market value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing each Fund's investments, see "Determination of Net Asset Value."


                            SHAREHOLDER SERVICES PLAN


          Each Fund has adopted a Shareholder Services Plan pursuant to which it pays the Distributor for the provision of certain services a fee at the annual rate of .25% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Services Plan was last so approved on ___________, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

          For the fiscal year ended October 31, 1998, $_____, $_____, $_____ and $_____ was charged to Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund, respectively.



                              HOW TO REDEEM SHARES

          GENERAL. To maximize each Fund's ability to track its Index, you are urged to transmit your redemption requests so that they may be received by the Transfer Agent prior to 12:00 noon, New York time, on the day you want your redemption request to be effective.

          REDEMPTION FEE. Each Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed where the redemption occurs within the initial six-month period following the opening of a Fund account. The redemption fee will be deducted from the redemption proceeds and retained by the Fund and used primarily to offset portfolio transaction costs. It is expected that, as a result of this fee, the Fund will be able to track its Index more closely. No redemption fee will be charged upon the redemption of shares purchased through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation or through accounts established by Service Agents approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system. The redemption fee may be waived, modified or discontinued and reintroduced at any time or from time to time.

          WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                            Transfer Agent's
Transmittal Code                            Answer Back Sign

144295                                      144295 TSSG PREP


          If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

          To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


          STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


          REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.


          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES


          DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-Automatic Asset Builder permits you to purchases Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. This Privilege may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

          CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Education IRAs and IRA "Rollover Accounts") and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs (except SEP-IRAs), please call 1-800-645-6561; or for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

          Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.


          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

          The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

          You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE


          VALUATION OF PORTFOLIO SECURITIES. Each Fund's portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board. With respect to Dreyfus International Stock Index Fund, assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates determined by Morgan Stanley Capital International (MSCI) in the calculation of their EAFE Index. This officially quoted daily exchange rate may be determined by MSCI prior to or after the close of a particular foreign securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Board. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

          NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


          Management believes that each Fund qualified for the fiscal year ended October 31, 1998 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on its net investment income and net realized capital gains to the extent its earnings are distributed to shareholders in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on the investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.


          Depending on the composition of a Fund's income, all or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of a Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for dividend received deduction will not eligible for such shareholder's dividend received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.


          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. In addition, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

          Offsetting positions held by a Fund involving futures contracts may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain "straddle" and conversion transactions may be recharacterized to ordinary income.


          If a Fund were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the related offsetting position. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          If the International Stock Index Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and, with respect to PFIC securities that are marked-to-market, under Section 1296 of the Code.



                             PORTFOLIO TRANSACTIONS


          The Manager assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Sales by a broker of shares of a Fund or other funds advised by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          Consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates, including Dreyfus Investment Services Corporation. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair. To date, no brokerage commissions have been paid to the Distributor or the Manager or its affiliates.

          For its portfolio securities transactions for the fiscal years ended October 31, 1996, 1997 and 1998, Dreyfus S&P 500 Index Fund paid total brokerage commissions of $67,672, $56,269 and $_______ respectively, and Dreyfus MidCap Index Fund paid total brokerage commissions of $70,701, $67,612 and $_______, respectively. For the period June 30, 1997 (commencement of operations) through October 31, 1997 and for the fiscal year ended October 31, 1998, Dreyfus International Stock Index Fund paid total brokerage commissions of $_________ and $________, respectively, and Dreyfus Small Cap Stock Index Fund paid total brokerage commissions of $__ and $_________, respectively. There were no spreads or concessions on principal transactions in fiscal 1996, 1997 and 1998.



                             PERFORMANCE INFORMATION


          Dreyfus S&P 500 Index Fund's average annual total return for the 1, 5 and 8.83 year periods ended October 31, 1998 was ____%, ____% and ____%, respectively. Dreyfus MidCap Index Fund's average annual total return for the 1, 5 and 7.37 year periods ended October 31, 1998 was ____%, ____% and ____%, respectively. Dreyfus International Stock Index Fund's average annual total return for the 1 and __ year periods ended October 31, 1998 was ___% and ___%, respectively. Dreyfus Small Cap Stock Index Fund's average annual total return for the 1 and __ year periods ended October 31, 1998 was ___% and ___%, respectively. Computations of average annual total return for periods of less than one year represent an annualization of the Fund's actual total return. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

          Dreyfus S&P 500 Index Fund's total return for the period January 2, 1990 (commencement of operations) to October 31, 1998 was _____%. Dreyfus MidCap Index Fund's total return for the period June 19, 1991 (commencement of operations) to October 31, 1998 was _____%. Dreyfus Small Cap Stock Index Fund's and Dreyfus International Stock Index Fund's total return for the period June 30, 1997 (commencement of operations) to October 31, 1998 was _____% and _____%, respectively. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from the S&P 500 Index, S&P 400 Index, S&P 600 Index, EAFE Index, Russell 2000(R) Index, Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Money Magazine, Morningstar, Inc. and other industry publications. A Fund may cite in its advertisements or in reports or other communications to shareholders, historical performance of unmanaged indices as reported in Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS AND INFLATION (SBBI), 1982, updated annually in the SBBI YEARBOOK, Ibbotson Associates, Chicago. A Fund also may cite in its advertisements the aggregate amount of assets committed to index investing by pension funds and/or other institutional investors, and may refer to or discuss then-current or past economic or financial conditions, developments or events.

          From time to time, advertising materials for the Funds also may refer to Morningstar ratings and related analysis supporting such ratings.


                          INFORMATION ABOUT THE FUNDS



          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.


          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          Dreyfus S&P 500 Index Fund, Dreyfus Small Cap Stock Index Fund and Dreyfus International Stock Index Fund are separate series of the Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accounts and the election of Board members from the separate voting requirements of the Rule.


          Each Fund will send annual and semi-annual financial statements to all its shareholders.


          Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund and Dreyfus Small Cap Stock Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of such Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index, S&P 400 Index or S&P 600 Index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the relevant Indexes which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund or Dreyfus Small Cap Stock Index Fund or the owners of such Funds into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index or S&P 600 Index, respectively. S&P is not responsible for and has not participated in the calculation of any such Fund's net asset value, nor is S&P a distributor of any such Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of Dreyfus S&P 500 Index Fund, Dreyfus MidCap Index Fund, or Dreyfus Small Cap Stock Index Fund.

          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P 400 INDEX OR S&P 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DREYFUS S&P 500 INDEX FUND, DREYFUS MIDCAP INDEX FUND OR DREYFUS SMALL CAP STOCK INDEX FUND, OWNERS OF SUCH FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, S&P 400 INDEX OR S&P 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, S&P 400 INDEX OR S&P 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        COUNSEL AND INDEPENDENT AUDITORS


          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Funds, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.


          _________________________________________________, independent accountants, have been selected as independent auditors of the Company.

          _______________________________________________, independent auditors, have been selected as independent auditors of Dreyfus MidCap Index Fund.

                                    APPENDIX


          Description of S&P A-1 Commercial Paper Ratings:

          The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the number 1, 2 or 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

          Description of Moody's Prime-1 Commercial Paper Ratings:

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

                       PEOPLES S&P MIDCAP INDEX FUND, INC.

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.          Exhibits
-------           ----------

    (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 13, 1994, and Exhibit (1)(b) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 13, 1994.

    (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 13, 1994.

    (d)           Management Agreement is incorporated by reference to Exhibit
                  (5) of Post-Effective Amendment No. 9 to the Registration Statement on Form N- 1A, filed on June 12, 1997.

    (e)           Distribution Agreement is incorporated by reference to Exhibit
                  (6) of Post-Effective Amendment No. 9 to the Registration Statement on Form N- 1A, filed on June 12, 1997.

    (g) Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 26, 1997.

    (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 9 to the Registration Statement on Form N- 1A, filed on June 12, 1997.

    (i) Opinion and consent of Registrant's counsel dated June 19, 1991 is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 13, 1994.

    (j)           Consent of Independent Auditors.*

    (n)           Financial Data Schedule.

---------------
*  To be filed by amendment.

                  Other Exhibits
                  --------------

                           (a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 26, 1997.

                           (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 26, 1997.

Item 24.          Persons Controlled by or under Common Control with Registrant.
-------           --------------------------------------------------------------

                  Not Applicable

Item 25.          Indemnification
-------           ---------------

               The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 8, 1994.

               Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 12, 1997.

Item 26.          Business and Other Connections of Investment Adviser.
-------           ----------------------------------------------------

                  The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                  Officers and Directors of Investment Adviser
                  --------------------------------------------

Name and Position
with Dreyfus                 Other Businesses
-----------------            ----------------

W. KEITH SMITH           Senior Vice Chairman:
Chairman of the            Mellon Bank, N.A.*;
Board                    President and Director:
                           The Bridgewater Land Co., Inc.**;
                           Mellon Preferred Capital Corporation**;
                           TBC Securities Co., Inc.**;
                           Wellington-Medford II Properties, Inc.**;
                         Chairman, President and Chief Executive Officer:
                           Shearson Summit Euromanagement, Inc.*;
                           Shearson Summit EuroPartners, Inc.*;
                           Shearson Summit Management, Inc.*;
                           Shearson Summit Partners, Inc.*;
                           Shearson Venture Capital, Inc.*;
                         Chairman and Chief Executive Officer:
                           The Boston Company, Inc.**;
                           Boston Safe Deposit and Trust Company**;
                           Boston Group Holdings, Inc.**;
                         Director:
                           Dentsply International, Inc.
                           570 West College Avenue
                           York, Pennsylvania 17405;
                         The Boston Company Asset Management, Inc.**;
                           Mellon Europe Limited
                           London, England;
                           Mellon Global Investing Corp.*;
                           Mellon Accounting Services, Inc.*;
                           MGIC-UK Ltd.;
                           Mellon Capital Management Corporation***;
                         Chairman:
                           Mellon Financial Company*;
                           Buck Consultants, Inc.
                           1 Pennsylvania Plaza, 29th Floor
                           New York, New York 10019;
                         Director and Vice Chairman:
                           Mellon Financial Services Corporation*;
                           Mellon Bank Corporation*;
                         Trustee:
                           Laurel Capital Advisors, LLP*;
                           Mellon Equity Associates, LLP*;
                           Mellon Bond Associates, LLP*;
                         Past Director:
                           Access Capital Strategies Corp.
                           124 Mount Auburn Street
                           Suite 200 North
                           Cambridge, MA 02138
                         Past Trustee:
                           Franklin Portfolio Associates Trust
                           2 International Place, 22nd Floor
                           Boston, MA 02110

MANDELL L. BERMAN        Real estate consultant and private investor:
Director                   29100 Northwestern Highway, Suite 370
                           Southfield, Michigan 48034

BURTON C. BORGELT        Director:
Director                   Dentsply International, Inc.
                           570 West College Avenue
                           York, Pennsylvania 17405;
                           DeVlieg-Bullard, Inc.
                           1 Gorham Island
                           Westport, Connecticut 06880;
                           Mellon Bank Corporation*;
                           Mellon Bank, N.A.*

FRANK V. CAHOUET         Chairman of the Board, President and Chief Executive
Director                 Officer:
                           Mellon Bank Corporation*;
                         Director:
                           Avery Dennison Corporation
                           150 North Orange Grove Boulevard
                           Pasadena, California 91103;
                           Saint-Gobain Corporation
                           750 East Swedesford Road
                           Valley Forge, Pennsylvania 19482;
                           Alleghany Teledyne, Inc.
                           1901 Avenue of the Stars
                           Los Angeles, California 90067;
                         Past Chairman, President and Chief Executive Officer:
                           Mellon Bank, N.A.*

STEPHEN E. CANTER       Chairman and President:
Vice Chairman,             Dreyfus Investment Advisors, Inc.****;
Chief Investment         Director:
Officer, and a             The Dreyfus Trust Company+;
Director                 Acting Chief Executive Officer:
                           Founders Asset Management, Inc.
                           2930 E. 3rd Avenue
                           Denver, CO 80206

CHRISTOPHER M. CONDRON   President and Chief Operating Officer:
President, Chief           Mellon Bank, N.A.*;
Executive Officer,       President and Director:
Chief Operating            Boston Safe Advisors, Inc.**;
Officer and a            Vice-Chairman and Director:
Director                   Mellon Bank Corporation*;
                           The Boston Company, Inc.**;
                         Director:
                           Certus Asset Advisors Corporation++;
                           Mellon Capital Management Corporation***;
                           Boston Safe Deposit and Trust Company**;
                         Past President and Director:
                           The Boston Company Financial Services, Inc.**;
                           Boston Safe Deposit and Trust Company**;
                         Past President:
                           The Boston Company Financial Strategies, Inc.**;
                         Acting Chief Executive Officer:
                           Founders Asset Management, Inc.
                           Denver, CO
                         Past Director:
                           Mellon Preferred Capital Corporation**;
                           Access Capital Strategies Corp.
                           124 Mount Auburn Street
                           Suite 200 North
                           Cambridge, MA 02138;
                         Past Chairman, President, and Chief Executive Officer:
                           The Boston Company Asset Management, Inc.**;
                         Past Partner Representative:
                           Pareto Partners
                           271 Regent Street
                           London, England W1R 8PP;
                         Past Trustee:
                           Franklin Portfolio Associates Trust
                           2 International Place, 22nd Floor
                           Boston, MA. 02710;
                           Mellon Bond Associates, LLP*;
                           Mellon Equity Associates, LLP*;

LAWRENCE S. KASH         Executive Vice President:
Vice Chairman-             Mellon Bank, N.A.*;
Distribution and a       Chairman, President and Director:
Director                   The Dreyfus Consumer Credit Corporation****;
                         Trustee, President and Chief Executive Officer:
                           Laurel Capital Advisors, LLP*;
                         Director:
                           Dreyfus Investment Advisors, Inc.****;
                           Seven Six Seven Agency, Inc.****;
                         President and Director:
                           Dreyfus Service Corporation+;
                           Dreyfus Precious Metals, Inc.+;
                           Dreyfus Service Organization, Inc.****;
                           The Boston Company, Inc.**;
                           Boston Group Holdings, Inc.**;
                         Chairman and Chief Executive Officer:
                           Dreyfus Brokerage Services, Inc.
                           401 North Maple Avenue
                           Beverly Hills, CA 90210;
                         Chairman, President and Chief Executive Officer:
                           The Dreyfus Trust Company+;
                           The Boston Company Advisors, Inc.
                           Wilmington, DE.

J. DAVID OFFICER         Director:
Vice Chairman              Dreyfus Financial Services Corporation*****;
and a Director             Dreyfus Investment Services Corporation*****;
                           Mellon Trust of Florida
                           2875 Northeast 191st Street
                           North Miami Beach, Florida 33180;
                           Mellon Preferred Capital Corporation**;
                           Boston Group Holdings, Inc.**;
                           Mellon Trust of New York
                           1301 Avenue of the Americas - 41st Floor
                           New York, New York 10019;
                           Mellon Trust of California
                           400 South Hope Street
                           Los Angeles, California 90071-2806;
                           Dreyfus Insurance Agency of Massachusetts, Inc.
                           53 State Street
                           Boston, Massachusetts 02109;
                         Executive Vice President:
                           Dreyfus Service Corporation****;
                           Mellon Bank, N.A.*;
                         Vice Chairman and Director:
                           The Boston Company, Inc.**;
                         President and Director:
                           RECO, Inc.**;
                           The Boston Company Financial Services, Inc.**;
                           Boston Safe Deposit and Trust Company**;

RICHARD F. SYRON         Chairman of the Board and Chief Executive Officer:
Director                   American Stock Exchange
                           86 Trinity Place
                           New York, New York 10006;
                         Director:
                           John Hancock Mutual Life Insurance Company
                           John Hancock Place, Box 111
                           Boston, Massachusetts 02117;
                           Thermo Electron Corporation
                           81 Wyman Street,
                           Box 9046
                           Waltham, Massachusetts 02254-9046;
                           American Business
                           Conference 1730 K Street, NW, Suite 120
                           Washington, D.C. 20006;
                         Trustee:
                           Boston College - Board of Trustees
                           140 Commonwealth Ave.
                           Chestnut Hill, Massachusetts 02167-3934

RONALD P. O'HANLEY III   Director:
Vice Chairman              The Boston Company Asset Management, LLC**;
                           TBCAM Holding, Inc.**;
                           Franklin Portfolio Holdings, Inc.
                           Two International Place - 22nd Floor
                           Boston, Massachusetts 02110;
                           Mellon Capital Management Corporation***;
                           Certus Asset Advisors Corporation++;
                           Mellon-France Corporation***;
                         Chairman and Director:
                           Boston Safe Advisors, Inc.**;
                           Partner Representative:
                           Pareto Partners
                           271 Regent Street
                           London, England W1R 8PP;
                         Chairman and Trustee:
                           Mellon Bond Associates, LLP*;
                           Mellon Equity Associates, LLP*;
                         Trustee:
                           Laurel Capital Advisors, LLP*;
                           Chairman, President and Chief Executive Officer:
                           Mellon Global Investing Corp.*;
                         Partner:
                           McKinsey & Company, Inc.
                           Boston, Massachusetts

WILLIAM T. SANDALLS, JR. Chairman and Director:
Executive Vice President   Dreyfus Transfer, Inc.
                           One American Express Plaza
                           Providence, Rhode Island 02903;
                         President and Director:
                           Dreyfus-Lincoln, Inc.
                           4500 New Linden Hill Rd.
                           Wilmington, DE 19808;
                         Executive Vice President and Chief Financial Officer:
                           Dreyfus Service Corporation****;
                         Executive Vice President, Treasurer and Director:
                           Dreyfus Service Organization, Inc.****;
                         Director and Treasurer:
                           Dreyfus Investment Advisors, Inc.****;
                           Seven Six Seven Agency, Inc.****;
                           Dreyfus Precious Metals, Inc.+;
                         Director, Vice President and Treasurer:
                           The Dreyfus Consumer Credit Corporation****;
                           The TruePenny Corporation****
                         Director, Treasurer and Chief Financial Officer:
                           The Dreyfus Trust Company+;
                         Past Director and President:
                           Lion Management, Inc.****;
                           Dreyfus Partnership Management, Inc.****;
                         Past Director and Executive Vice President:
                           Dreyfus Service Organization, Inc.****;
                         Past Director and Treasurer:
                           Dreyfus Personal Management, Inc.****

MARK N. JACOBS           Director:
Vice President,            Dreyfus Service Organization, Inc.****;
General Counsel            The Dreyfus Trust Company+;
and Secretary              Dreyfus Investment Advisors, Inc.****;
                         Director and President:
                           The TruePenny Corporation****;
                         Past Director, Vice President and Secretary:
                           Lion Management, Inc.****
                         Past Secretary:
                           The TruePenny Corporation****;
                           Dreyfus Investment Advisers****

PATRICE M. KOZLOWSKI     None
Vice President-
Corporate Communications

MARY BETH LEIBIG         None
Vice President-
Human Resources

ANDREW S. WASSER         Vice President:
Vice President-            Mellon Bank Corporation*
Information Services

THEODORE A. SCHACHAR     Vice President:
Vice President             Dreyfus Service Corporation****;
                           Dreyfus Investment Advisers, Inc.****;
                           Dreyfus Precious Metals, Inc.+;
                           Dreyfus Service Organization, Inc.****

WENDY STRUTT             None
Vice President

RICHARD TERRES           None
Vice President

WILLIAM H. MARESCA       Director:
Controller                 The Dreyfus Trust Company+;
                         Chief Financial Officer:
                           Dreyfus Transfer, Inc.
                           One American Express Plaza
                           Providence, Rhode Island 02903;
                         Assistant Treasurer:
                           Dreyfus Service Organization, Inc.****

JAMES BITETTO            Secretary:
Assistant Secretary        The TruePenny Corporation****;
                         Assistant Secretary:
                           Dreyfus Service Corporation****;
                           Dreyfus Investment Advisers, Inc.****;
                           Dreyfus Service Organization, Inc.****

STEVEN F. NEWMAN         Vice President, Secretary and Director:
Assistant Secretary        Dreyfus Transfer, Inc.
                           One American Express Plaza
                           Providence, Rhode Island 02903;
                         Secretary:
                           Dreyfus Service Organization, Inc.****

--------------------------------------
* The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**           The address of the business so indicated is One Mellon
             Bank Place, Boston, Massachusetts, 02108.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco CA 94105.
**** The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
***** The address of the business so indicated is Union Trust Building, 501 Grant Street, Pittsburgh, PA 15259.
+ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144.
++           The address of the business so indicated is One Bush
             Street, Suite 450, San Francisco, CA. 94104.

Item 27.         Principal Underwriters
--------          ----------------------

         (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)   Comstock Partners Funds, Inc.
     2)   Dreyfus A Bonds Plus, Inc.
     3)   Dreyfus Appreciation Fund, Inc.
     4)   Dreyfus Asset Allocation Fund, Inc.
     5)   Dreyfus Balanced Fund, Inc.
     6)   Dreyfus BASIC GNMA Fund
     7)   Dreyfus BASIC Money Market Fund, Inc.
     8)   Dreyfus BASIC Municipal Fund, Inc.
     9)   Dreyfus BASIC U.S. Government Money Market Fund
    10)   Dreyfus California Intermediate Municipal Bond Fund
    11)   Dreyfus California Tax Exempt Bond Fund, Inc.
    12)   Dreyfus California Tax Exempt Money Market Fund
    13)   Dreyfus Cash Management
    14)   Dreyfus Cash Management Plus, Inc.
    15)   Dreyfus Connecticut Intermediate Municipal Bond Fund
    16)   Dreyfus Connecticut Municipal Money Market Fund, Inc.
    17)   Dreyfus Florida Intermediate Municipal Bond Fund
    18)   Dreyfus Florida Municipal Money Market Fund
    19)   The Dreyfus Fund Incorporated
    20)   Dreyfus Global Bond Fund, Inc.
    21)   Dreyfus Global Growth Fund
    22)   Dreyfus GNMA Fund, Inc.
    23)   Dreyfus Government Cash Management Funds
    24)   Dreyfus Growth and Income Fund, Inc.
    25)   Dreyfus Growth and Value Funds, Inc.
    26)   Dreyfus Growth Opportunity Fund, Inc.
    27)   Dreyfus Debt and Equity Funds
    28)   Dreyfus Index Funds, Inc.
    29)   Dreyfus Institutional Money Market Fund
    30)   Dreyfus Institutional Preferred Money Market Fund
    31)   Dreyfus Institutional Short Term Treasury Fund
    32)   Dreyfus Insured Municipal Bond Fund, Inc.
    33)   Dreyfus Intermediate Municipal Bond Fund, Inc.
    34)   Dreyfus International Funds, Inc.
    35)   Dreyfus Investment Grade Bond Funds, Inc.
    36)   Dreyfus Investment Portfolios
    37)   The Dreyfus/Laurel Funds, Inc.
    38)   The Dreyfus/Laurel Funds Trust
    39)   The Dreyfus/Laurel Tax-Free Municipal Funds
    40)   Dreyfus LifeTime Portfolios, Inc.
    41)   Dreyfus Liquid Assets, Inc.
    42)   Dreyfus Massachusetts Intermediate Municipal Bond Fund
    43)   Dreyfus Massachusetts Municipal Money Market Fund
    44)   Dreyfus Massachusetts Tax Exempt Bond Fund
    45)   Dreyfus MidCap Index Fund
    46)   Dreyfus Money Market Instruments, Inc.
    47)   Dreyfus Municipal Bond Fund, Inc.
    48)   Dreyfus Municipal Cash Management Plus
    49)   Dreyfus Municipal Money Market Fund, Inc.
    50)   Dreyfus New Jersey Intermediate Municipal Bond Fund
    51)   Dreyfus New Jersey Municipal Bond Fund, Inc.
    52)   Dreyfus New Jersey Municipal Money Market Fund, Inc.
    53)   Dreyfus New Leaders Fund, Inc.
    54)   Dreyfus New York Insured Tax Exempt Bond Fund
    55)   Dreyfus New York Municipal Cash Management
    56)   Dreyfus New York Tax Exempt Bond Fund, Inc.
    57)   Dreyfus New York Tax Exempt Intermediate Bond Fund
    58)   Dreyfus New York Tax Exempt Money Market Fund
    59)   Dreyfus U.S. Treasury Intermediate Term Fund
    60)   Dreyfus U.S. Treasury Long Term Fund
    61)   Dreyfus 100% U.S. Treasury Money Market Fund
    62)   Dreyfus U.S. Treasury Short Term Fund
    63)   Dreyfus Pennsylvania Intermediate Municipal Bond Fund
    64)   Dreyfus Pennsylvania Municipal Money Market Fund
    65)   Dreyfus Premier California Municipal Bond Fund
    66)   Dreyfus Premier Equity Funds, Inc.
    67)   Dreyfus Premier International Funds, Inc.
    68)   Dreyfus Premier GNMA Fund
    69)   Dreyfus Premier Worldwide Growth Fund, Inc.
    70)   Dreyfus Premier Insured Municipal Bond Fund
    71)   Dreyfus Premier Municipal Bond Fund
    72)   Dreyfus Premier New York Municipal Bond Fund
    73)   Dreyfus Premier State Municipal Bond Fund
    74)   Dreyfus Premier Value Fund
    75)   Dreyfus Short-Intermediate Government Fund
    76)   Dreyfus Short-Intermediate Municipal Bond Fund
    77)   The Dreyfus Socially Responsible Growth Fund, Inc.
    78)   Dreyfus Stock Index Fund, Inc.
    79)   Dreyfus Tax Exempt Cash Management
    80)   The Dreyfus Third Century Fund, Inc.
    81)   Dreyfus Treasury Cash Management
    82)   Dreyfus Treasury Prime Cash Management
    83)   Dreyfus Variable Investment Fund
    84)   Dreyfus Worldwide Dollar Money Market Fund, Inc.
    85)   General California Municipal Bond Fund, Inc.
    86)   General California Municipal Money Market Fund
    87)   General Government Securities Money Market Fund, Inc.
    88)   General Money Market Fund, Inc.
    89)   General Municipal Bond Fund, Inc.
    90)   General Municipal Money Market Funds, Inc.
    91)   General New York Municipal Bond Fund, Inc.
    92)   General New York Municipal Money Market Fund


(b)
                                                                 Positions and
Name and principal         Positions and offices with            offices with
business address           the Distributor                       Registrant
------------------         ---------------------------           -------------

Marie E. Connolly+         Director, President, Chief            President and
                           Executive Officer and Compliance      Treasurer
                           Officer

Joseph F. Tower, III+      Director, Senior Vice President,      Vice President
                           Treasurer and Chief Financial         and Assistant
                           Officer                               Treasurer

Mary A. Nelson+            Vice President                        Vice President
                                                                 and Assistant
                                                                 Treasurer

Paul Prescott+             Vice President                        None

Jean M. O'Leary+           Assistant Secretary and               None
                           Assistant Clerk

John W. Gomez+             Director                              None

William J. Nutt+           Director                              None


--------------------------------
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.       Location of Accounts and Records
-------        --------------------------------

               1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                2.   Boston Safe Deposit and Trust Company
                     One Boston Place
                     Boston, MA 02109

                3.   Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                4.   The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166

Item 29.         Management Services
-------          -------------------

                 Not Applicable

Item 30.         Undertakings
-------          ------------

                 Not Applicable

                                   SIGNATURES
                                   ----------


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of December, 1998.

                          PEOPLES S&P MIDCAP INDEX FUND, INC.


                BY: /S/ MARIE E. CONNOLLY*
                   ----------------------------
                   Marie, E. Connolly, PRESIDENT


          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                          Title                                Date
------------------------      ------------------------------         ----------

/s/Marie E. Connolly*         President and Treasurer (Principal     12/30/98
_________________________     Executive, Financial and Accounting
Marie E. Connolly             Officer)

/s/Joseph DiMartino*          Director, Chairman of the Board        12/30/98
_________________________
Joseph DiMartino

/s/David P. Feldman*          Director                               12/30/98
_________________________
David P. Feldman

/s/John M. Fraser, Jr.*       Director                               12/30/98
_________________________
John M. Fraser, Jr.

/s/Ehud Houminer*             Director                               12/30/98
_________________________
Ehud Houminer

/s/David J. Mahoney*          Director                               12/30/98
_________________________
David J. Mahoney

/s/Gloria Messinger*          Director                               12/30/98
_________________________
Gloria Messinger

 /s/Jack R. Meyer*            Director                               12/30/98
_________________________
Jack R. Meyer

/s/John Szarkowski*           Director                               12/30/98
_________________________
John Szarkowski

/s/Anne Wexler*               Director                               12/30/98
_________________________
Anne Wexler


*BY:  /s/ Michael S. Petrucelli
      --------------------------
      Michael S. Petrucelli,
      Attorney-in-Fact


                      PEOPLES S&P MIDCAP INDEX FUND, INC.

                       Post-Effective Amendment No. 12 to

                   Registration Statement on Form N-1A under

                         the Securities Act of 1933 and

                       the Investment Company Act of 1940

                                   -----------
                                    EXHIBITS
                                   -----------

                               INDEX TO EXHIBITS

                                                            Page

(n)    Financial Data Schedule...............................